Earnings Per Share Data (Tables)	12 Months Ended
Oct. 29, 2017
Earnings Per Share Data
Schedule of reconciliation of the shares used in the computation of basic and diluted earnings per share

(in thousands)	2017	2016	2015
Basic weighted-average shares outstanding	528,363	529,290	528,143
Dilutive potential common shares	10,753	13,183	12,859

Diluted weighted-average shares outstanding	539,116	542,473	541,002